Schedule of summary of lease cost (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Leases
Amortization of right-of-use assets	$ 90,676	$ 123,881	$ 128,973
Interest of lease liabilities	$ 2,057	$ 2,811	$ 8,770